Disclosure of changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Supplemental Disclosure Of Cash Flow Information
Trade and other receivables	$ (411)	$ 205	$ (9)	$ 425
Inventory	(1)	41	139	(165)
Prepaid expenses and other current assets	186	(481)	64	(1,240)
Payables and accrued liabilities	(159)	(133)	(322)	(14)
Deferred revenues	(27)	595	(1,386)	1,425
Taxes payable		210		210
Provision for restructuring and other costs	(6)		(11)
Employee future benefits	(142)	(269)	(396)	(387)
Deferred gain	466		466
Increase (decrease) in operating assets and liabilities	$ (94)	$ 168	$ (1,455)	$ 254